CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Trade and notes receivables, Allowance for credit losses | ¥	¥ 26,600	¥ 38,500
Amounts due from related parties, Allowance for credit losses | ¥	20,600	10,100
Prepayments and other current assets, Allowance for credit losses | ¥	1,450	1,912
Other non-current assets, Allowance for credit losses | ¥	¥ 14,700	¥ 59,400
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	2,477,224,852	2,094,978,828
Ordinary shares, shares outstanding	2,474,273,324	2,091,505,895
Treasury stock, shares	2,951,528	3,472,933
Class A Ordinary Shares
Ordinary shares, shares authorized	2,632,030,222	2,632,030,222
Ordinary shares, shares issued	2,328,724,852	1,946,478,828
Ordinary shares, shares outstanding	2,325,773,324	1,943,005,895
Class C Ordinary Shares
Ordinary shares, shares authorized	148,500,000	148,500,000
Ordinary shares, shares issued	148,500,000	148,500,000
Ordinary shares, shares outstanding	148,500,000	148,500,000